Accounts Receivable - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue recognized in excess of billings on services contracts or unbilled accounts receivable	$ 93.5	$ 100.1
Leases Receivable, 2016	34.3
Leases Receivable, 2017	32.8
Leases Receivable, 2018	32.4
Leases Receivable, 2019	14.4
Leases Receivable, 2020	3.7
Leases Receivable, thereafter	0.0
Unearned income deducted from accounts and notes receivable	10.9	11.8
Allowance for doubtful accounts	21.1	30.1
Provision expense (income) for doubtful accounts reported in selling, general and administrative expenses	$ 3.0	$ 2.7	$ (0.6)